UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Rockefeller Equity Allocation Fund
Schedule of Investments
August 31, 2015 (Unaudited)
	Number of
	Shares	Value
Common Stocks - 87.80%
Aerospace & Defense - 3.21%
DigitalGlobe, Inc. (a)	2,747	$63,346
Honeywell International, Inc.	6,598	654,983
Safran SA (b)	13,255	1,034,152
Triumph Group, Inc.	1,762	87,025
		1,839,506
Airlines - 2.76%
Korean Air Lines Co., Ltd. (a)(b)	1,855	52,155
Southwest Airlines Co.	15,488	568,410
United Continental Holdings, Inc. (a)	16,864	960,742
		1,581,307
Auto Components - 2.20%
Delphi Automotive PLC (b)	9,187	693,801
Gentherm, Inc. (a)	2,418	110,237
NGK Spark Plug Co., Ltd. (b)	18,600	455,590
		1,259,628
Automobiles - 0.79%
Hyundai Motor Co. (b)	3,590	451,814
		451,814
Banks - 7.60%
Bank Rakyat Indonesia Persero Tbk PT (b)	543,400	411,396
Grupo Financiero Santander Mexico SAB de CV- Class B - ADR	5,932	46,032
ICICI Bank, Ltd. - ADR	7,100	61,912
JPMorgan Chase & Co.	18,775	1,203,479
Lloyds Banking Group PLC (b)	825,456	972,944
Swedbank AB (b)	28,923	659,768
Wells Fargo & Co.	18,676	995,991
		4,351,522
Biotechnology - 3.47%
Alexion Pharmaceuticals, Inc. (a)	1,098	189,065
Baxalta, Inc.	18,043	634,211
Genmab A/S (a)(b)	301	26,924
Incyte Corp. (a)	2,918	339,042
Regeneron Pharmaceuticals, Inc. (a)	1,249	641,362
Ultragenyx Pharmaceutical, Inc. (a)	1,409	157,273
		1,987,877
Building Products - 2.05%
AAON, Inc.	2,701	55,857
Cie De Saint-Gobain (b)	15,377	705,754
Simpson Manufacturing Co., Inc.	1,780	62,140
USG Corp. (a)	11,450	349,340
		1,173,091
Chemicals - 0.83%
Airgas, Inc.	1,212	116,982
Johnson Matthey PLC (b)	8,769	361,446
		478,428

Commercial Services & Supplies - 0.52%
Healthcare Services Group, Inc.	5,083	169,976
Stericycle, Inc. (a)	887	125,191
		295,167
Construction & Engineering - 0.78%
Boskalis Westminster NV (b)	7,848	408,457
Kinden Corp. (b)	3,100	38,880
		447,337
Construction Materials - 1.61%
HeidelbergCement AG (b)	10,391	783,647
Semen Indonesia Persero Tbk PT (b)	210,000	138,036
		921,683
Consumer Finance - 2.00%
Capital One Financial Corp.	13,729	1,067,430
First Cash Financial Services, Inc. (a)	1,933	79,775
		1,147,205
Diversified Financial Services - 2.52%
ING Groep NV (b)	94,017	1,440,563
Diversified Telecommunication Services - 2.72%
KT Corp. (a)(b)	4,215	103,238
Nippon Telegraph & Telephone Corp. (b)	37,900	1,445,587
Nippon Telegraph & Telephone Corp. - ADR	303	11,587
		1,560,412
Electric Utilities - 4.60%
Korea Electric Power Corp. (b)	35,998	1,470,628
The Kansai Electric Power Co., Inc. (a)(b)	93,600	1,166,267
		2,636,895
Electronic Equipment, Instruments & Components - 1.25%
Badger Meter, Inc.	708	41,269
IPG Photonics Corp. (a)	1,018	85,940
Littelfuse, Inc.	1,004	90,109
TE Connectivity, Ltd. (b)	7,088	420,247
Trimble Navigation, Ltd. (a)	4,154	78,511
		716,076
Energy Equipment & Services - 0.13%
Newpark Resources, Inc. (a)	5,868	43,012
Parker Drilling Co. (a)	9,210	31,038
		74,050
Food & Staples Retailing - 1.82%
CVS Health Corp.	10,175	1,041,920
Food Products - 0.10%
Nestle SA - ADR	799	58,845
Health Care Equipment & Supplies - 2.73%
Abaxis, Inc.	1,344	63,195
ABIOMED, Inc. (a)	1,670	160,152
Edwards Lifesciences Corp. (a)	841	118,480
Greatbatch, Inc. (a)	2,435	138,357
Inogen, Inc. (a)	1,599	78,815
Insulet Corp. (a)	2,590	76,949
Masimo Corp. (a)	2,458	99,869
Merit Medical Systems, Inc. (a)	5,234	119,074

ResMed, Inc.	1,347	69,963
St. Jude Medical, Inc.	9,000	637,289
		1,562,143
Health Care Providers & Services - 2.20%
Bumrungrad Hospital PCL (b)	5,300	34,171
Chemed Corp.	880	119,988
ExamWorks Group, Inc. (a)	3,643	130,492
Express Scripts Holding Co. (a)	11,674	975,946
		1,260,597
Health Care Technology - 0.28%
Omnicell, Inc. (a)	3,232	109,824
Vocera Communications, Inc. (a)	4,134	48,533
		158,357
Hotels, Restaurants & Leisure - 4.15%
Buffalo Wild Wings, Inc. (a)	1,950	369,876
Carnival Corp. (b)	3,344	164,625
Carnival PLC (b)	2,113	106,726
Royal Caribbean Cruises, Ltd. (b)	12,304	1,084,721
Yum! Brands, Inc.	8,135	648,929
		2,374,877
Insurance - 3.81%
Aflac, Inc.	13,006	762,152
Prudential PLC (b)	28,436	613,714
Reinsurance Group of America, Inc.	8,863	805,469
		2,181,335
Internet & Catalog Retail - 0.93%
Ctrip.com International, Ltd. - ADR (a)	8,004	531,866
Internet Software & Services - 5.53%
Alibaba Group Holding, Ltd. - ADR (a)	9,876	653,001
Baidu, Inc. - ADR (a)	3,673	540,849
Google, Inc. - Class C (a)	2,834	1,752,121
Intralinks Holdings, Inc. (a)	6,580	67,379
NIC, Inc.	4,099	77,225
Tencent Holdings, Ltd. (b)	4,600	77,036
		3,167,611
IT Services - 2.22%
InterXion Holding NV (a)(b)	10,264	281,644
Visa, Inc.	13,868	988,789
		1,270,433
Machinery - 4.17%
Amada Holdings Co., Ltd. (b)	74,200	648,481
CLARCOR, Inc.	984	55,468
Nabtesco Corp. (b)	24,900	495,620
Pentair PLC (b)	14,046	776,604
SMC Corp. (b)	1,700	411,452
		2,387,625
Media - 1.49%
Comcast Corp.	15,116	851,484
Metals & Mining - 0.21%
Carpenter Technology Corp.	1,273	49,647
Grupo Mexico SAB de CV (b)	16,200	41,092
Southern Copper Corp.	1,066	28,420

		119,159
Multiline Retail - 0.22%
Fred's, Inc.	3,580	46,970
Target Corp.	1,010	78,487
		125,457
Multi-Utilities - 0.59%
WEC Energy Group, Inc.	7,154	340,888
Oil, Gas & Consumable Fuels - 4.90%
Anadarko Petroleum Corp.	6,521	466,773
BP PLC - ADR	1,613	54,100
Cabot Oil & Gas Corp.	19,969	472,666
Chevron Corp.	8,290	671,407
Exxon Mobil Corp.	1,843	138,667
Range Resources Corp.	1,217	47,001
Royal Dutch Shell PLC - ADR Class A	16,748	886,305
Royal Dutch Shell PLC - ADR Class B	1,337	70,767
		2,807,686
Personal Products - 0.11%
L'Oreal SA (b)	355	60,711
Pharmaceuticals - 5.65%
Aspen Pharmacare Holdings Ltd. (b)	530	13,663
Hanmi Pharm Co. Ltd. (a)(b)	89	32,292
Kalbe Farma Tbk PT (b)	1,987,200	236,812
Kyowa Hakko Kirin Co. Ltd. (b)	1,000	16,771
Mallinckrodt PLC (a)(b)	7,322	631,449
Merck & Co., Inc.	15,132	814,859
Novartis AG - ADR	12,356	1,201,251
Novartis AG (b)	1,052	102,660
Sanofi - ADR	3,807	186,238
		3,235,995
Professional Services - 0.08%
Mistras Group, Inc. (a)	3,099	45,369
Semiconductors & Semiconductor Equipment - 0.90%
Marvell Technology Group, Ltd. (b)	34,114	384,465
Microsemi Corp. (a)	4,111	130,565
		515,030
Software - 4.14%
Epiq Systems, Inc.	4,080	51,898
FactSet Research Systems, Inc.	887	140,075
Mentor Graphics Corp.	4,902	126,668
Microsoft Corp.	23,910	1,040,563
Oracle Corp.	20,954	777,184
PROS Holdings, Inc. (a)	4,001	88,502
Solera Holdings, Inc.	1,347	64,885
Synchronoss Technologies, Inc. (a)	1,967	79,447
		2,369,222
Technology Hardware, Storage & Peripherals - 0.07%
Stratasys, Ltd. (a)(b)	1,399	42,893
Textiles, Apparel & Luxury Goods - 0.24%
Carter's, Inc.	1,401	137,732
Transportation Infrastructure - 0.04%
SIA Engineering Co. Ltd. (b)	8,200	20,346

Water Utilities - 0.06%
American Water Works Co., Inc.	668	34,696
Wireless Telecommunication Services - 2.12%
China Mobile, Ltd. - ADR	15,254	912,494
SBA Communications Corp. (a)	2,529	298,928
		1,211,422
Total Common Stocks (Cost $52,138,339)		50,276,260

Exchange Traded Funds - 0.07%
iShares MSCI Hong Kong ETF	2,158	41,606
Total Exchange Traded Funds (Cost $39,584)		41,606

Mutual Funds - 5.54%
Nuveen Preferred Securities Fund	155,975	2,650,013
Tortoise MLP & Pipeline Fund	37,612	520,169
Total Mutual Funds (Cost $3,301,105)		3,170,182

Preferred Stocks - 0.91%
Hyundai Motor Co. (b)	4,824	407,311
Samsung Fire & Marine Insurance Co., Ltd. (b)	887	113,985
Total Preferred Stocks (Cost $126,470)		521,296

Real Estate Investment Trusts - 0.88%
Annaly Capital Management, Inc.	40,976	412,219
Iron Mountain, Inc.	3,231	91,567
Total Real Estate Investment Trusts (Cost $550,376)		503,786

Money Market Funds - 4.47%
Fidelity Institutional Money Market Fund - Government Portfolio, 0.010% (c)	2,560,830	2,560,830
Total Money Market Funds (Cost $2,560,830)		2,560,830

Total Investments (Cost $58,716,704) - 99.67%		57,073,960
Other Assets in Excess of Liabilities - 0.33%		190,790
Total Net Assets - 100.00%		$57,264,750

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security; the rate shown represents the rate at August 31, 2015.

The accompanying notes are an integral part of these schedule of investments

Rockefeller Core Taxable Bond Fund
Schedule of Investments
August 31, 2015 (Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 34.63%
Air Freight & Logistics - 2.21%
FedEx Corp.
5.100%, 01/15/2044	$1,655,000	$1,715,330
Diversified Banks - 11.62%
Associates Corporation of North America
6.950%, 11/01/2018	2,140,000	2,437,719
Bank of America NA
5.300%, 03/15/2017	2,046,000	2,155,745
JPMorgan Chase Bank NA
6.000%, 10/01/2017	2,072,000	2,236,896
Wachovia Corp.
5.750%, 02/01/2018	2,019,000	2,209,018
		9,039,378
Integrated Telecommunication Services - 1.78%
Verizon Communications, Inc.
6.550%, 09/15/2043	1,165,000	1,384,754
Investment Banking & Brokerage - 5.45%
Morgan Stanley
6.375%, 07/24/2042	1,699,000	2,105,909
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	1,957,000	2,133,637
		4,239,546
Life Sciences Tools & Services - 2.78%
Thermo Fisher Scientific, Inc.
2.250%, 08/15/2016	2,145,000	2,163,616
Line-Haul Railroads - 2.84%
Burlington Northern Santa Fe LLC
7.950%, 08/15/2030	1,575,000	2,206,832
Regional Banks - 6.08%
BB&T Corp.
1.600%, 08/15/2017	2,536,000	2,542,338
Fifth Third Bancorp
3.625%, 01/25/2016	2,161,000	2,184,362
		4,726,700
Restaurants - 1.87%
Yum Brands, Inc.
6.250%, 03/15/2018	1,331,000	1,457,775
Total Corporate Bonds (Cost $27,409,980)		26,933,931
	Shares
Exchange Traded Funds - 18.33%
Vanguard Mortgage-Backed Securities ETF	268,707	14,257,593
Total Exchange Traded Funds (Cost $14,325,815)		14,257,593

	Principal
	Amount
Municipal Bonds - 22.12%
California - 5.19%
Contra Costa Community College District
6.504%, 08/01/2034	$600,000	753,210
Sacramento County Sanitation Districts Financing Authority
1.406%, 12/01/2017	1,170,000	1,170,714
San Diego County Regional Airport Authority
6.628%, 07/01/2040	1,860,000	2,114,057
		4,037,981
Colorado - 0.59%
Colorado Housing & Finance Authority
0.720%, 11/01/2016	460,000	459,991
Maryland - 0.65%
Maryland Community Development Administration
1.125%, 09/01/2016	500,000	501,885
Massachusetts - 1.04%
Massachusetts Health & Educational Facilities Authority
5.260%, 10/01/2018	725,000	811,268
Nevada - 2.83%
Country of Clark NV
6.750%, 07/01/2029	550,000	643,060
Las Vegas Valley Water District
5.650%, 03/01/2035	1,325,000	1,553,920
		2,196,980
New York - 8.17%
County of Westchester, NY
5.000%, 06/01/2024	250,000	272,695
Metropolitan Transportation Authority
2.168%, 07/01/2020	325,000	328,139
3.118%, 07/01/2025	1,250,000	1,270,063
New York City Transitional Finance Authority Future Tax Secured Revenue
5.210%, 08/01/2017	500,000	538,830
4.587%, 08/01/2022	1,000,000	1,108,840
New York State Housing Finance Agency
5.167%, 09/15/2016	500,000	523,665
New York State Urban Development Corp.
1.000%, 03/15/2017	1,000,000	999,830
Port Authority of New York & New Jersey
5.859%, 12/01/2024	1,000,000	1,213,810
State of New York
0.450%, 03/15/2016	100,000	100,015
		6,355,887
Oregon - 1.28%
Oregon State Lottery
1.890%, 04/01/2020	1,000,000	999,120
Texas - 1.00%
City of Dallas TX Waterworks & Sewer System Revenue
1.414%, 10/01/2017	500,000	504,150
City of Houston TX Combined Utility System Revenue
3.228%, 05/15/2022	260,000	272,259
		776,409

Utah - 1.37%
State of Utah
3.289%, 07/01/2020	1,000,000	1,062,030
Total Municipal Bonds (Cost $17,268,989)		17,201,551

U.S. Government Agency Issue - 7.15%
Federal Home Loan Banks
5.000%, 11/17/2017	2,025,000	2,203,721
Federal Home Loan Mortgage Corp.
1.000%, 10/30/2017	2,334,000	2,331,694
Federal National Mortgage Association
6.000%, 04/18/2036	988,000	1,021,973
Total U.S. Government Agency Issue (Cost $5,565,903)		5,557,388

U.S. Government Note/Bond - 14.32%
United States Treasury Notes/Bond
0.875%, 04/30/2017	4,985,000	5,002,427
0.875%, 05/15/2017	3,871,000	3,884,483
3.125%, 08/15/2044	2,172,000	2,247,738
Total U.S. Government Note/Bond (Cost $11,013,165)		11,134,648

Certificates of Deposit - 2.00%
GE Capital Bank, 1.350%	1,547,000	1,557,982
Total Certificates of Deposit (Cost $1,552,222)		1,557,982
	Shares
Money Market Funds - 0.91%
Fidelity Institutional Money Market Fund - Government Portfolio, 0.010% (a)	710,566	710,566
Total Money Market Funds (Cost $710,566)		710,566

Total Investments (Cost $77,846,640) - 99.46%		77,353,659
Other Assets in Excess of Liabilities - 0.54%		420,742
Total Net Assets - 100.00%		$77,774,401

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at August 31, 2015.

The accompanying notes are an integral part of these schedule of investments

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
August 31, 2015 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.46%
Alaska - 1.34%
Alaska Housing Finance Corp.
5.250%, 12/01/2021	$590,000	$648,557
State of Alaska
5.000%, 04/01/2024	300,000	318,735
		967,292
Arizona - 2.82%
Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/2030	325,000	380,845
City of Phoenix Civic Improvement Corp.
5.000%, 07/01/2017	200,000	215,324
City of Phoenix, AZ
5.000%, 07/01/2019	200,000	215,362
University of Arizona
3.000%, 08/01/2016	1,185,000	1,214,305
		2,025,836
California - 2.77%
San Francisco Bay Area Rapid Transit District
5.000%, 08/01/2026	720,000	778,810
University of California
5.000%, 05/15/2026	1,000,000	1,214,120
		1,992,930
Colorado - 1.11%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2017	760,000	800,485
Connecticut - 4.21%
Connecticut Housing Finance Authority
0.700%, 11/15/2017	400,000	399,824
State of Connecticut
5.000%, 11/01/2023	460,000	483,492
4.750%, 12/15/2024	1,500,000	1,578,060
University of Connecticut
5.000%, 02/15/2024	500,000	570,885
		3,032,261
District of Columbia - 0.64%
District of Columbia
5.000%, 12/01/2023	400,000	463,676
Florida - 2.54%
Florida Housing Finance Corp.
3.200%, 07/01/2030	1,000,000	967,190
Hillsborough County School Board
5.000%, 07/01/2024	120,000	128,807

State of Florida
5.000%, 06/01/2016	200,000	207,122
5.000%, 06/01/2018	150,000	156,642
4.750%, 06/01/2026	250,000	260,837
State of Florida Lottery Revenue
5.000%, 07/01/2025	100,000	108,763
		1,829,361
Kentucky - 0.16%
Louisville & Jefferson County Metropolitan Sewer District
5.000%, 05/15/2016	115,000	118,785
Louisiana - 1.47%
State of Louisiana
5.000%, 12/01/2016	1,000,000	1,056,910
Maryland - 0.72%
County of Prince George's, MD
4.000%, 09/15/2016	500,000	519,285
Massachusetts - 2.57%
City of Boston, MA
4.000%, 03/01/2028	275,000	301,653
Commonwealth of Massachusetts
5.500%, 12/01/2022	1,000,000	1,238,720
The Massachusetts Clean Water Trust
5.000%, 02/01/2016	300,000	306,015
		1,846,388
Minnesota - 0.72%
State of Minnesota
5.000%, 06/01/2017	500,000	517,615
Nevada - 6.28%
City of Las Vegas, NV
5.000%, 05/01/2023	1,000,000	1,193,280
County of Clark, NV
5.000%, 06/01/2027	1,000,000	1,102,560
Las Vegas Valley Water District
5.000%, 06/01/2030	750,000	856,178
State of Nevada
5.000%, 12/01/2026	1,250,000	1,369,175
		4,521,193
New Jersey - 0.75%
Garden State Preservation Trust
5.125%, 11/01/2017	500,000	543,305
New York - 30.53%
Briarcliff Manor Union Free School District
2.500%, 06/15/2017	110,000	113,562
City of New York, NY
5.000%, 04/01/2017	500,000	513,880
5.125%, 12/01/2026	370,000	405,261
5.250%, 09/01/2016	1,000,000	1,049,010
Housing Development Corp.
0.950%, 11/01/2017	200,000	199,786
Metropolitan Transportation Authority
5.000%, 11/01/2016	1,000,000	1,052,990
5.000%, 11/15/2024	1,000,000	1,091,400
5.000%, 11/15/2029	1,000,000	1,153,080

New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,762,080
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2016	125,000	131,729
5.000%, 02/01/2017	945,000	1,005,130
4.000%, 11/01/2017	500,000	535,435
5.000%, 02/01/2029	1,000,000	1,150,420
New York City Water & Sewer System
5.000%, 06/15/2019	1,000,000	1,096,260
New York Local Government Assistance Corp.
5.000%, 04/01/2017	500,000	535,230
New York State Housing Finance Agency
0.650%, 11/01/2016	375,000	374,565
0.800%, 11/01/2017	750,000	746,640
New York State Thruway Authority
5.000%, 03/15/2016	500,000	512,925
5.000%, 03/15/2020	500,000	512,675
New York State Thruway Authority Highway & Bridge Trust Fund
4.000%, 04/01/2016	100,000	102,205
New York State Urban Development Corp.
5.000%, 12/15/2023	275,000	301,603
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,093,460
5.000%, 07/15/2021	500,000	508,715
5.000%, 05/01/2027	1,000,000	1,197,230
5.000%, 09/01/2028	500,000	590,415
5.000%, 12/01/2028	100,000	117,459
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2027	1,000,000	1,207,180
5.000%, 10/15/2028	1,000,000	1,198,150
Somers Central School District
4.000%, 09/15/2016	215,000	223,224
4.000%, 09/15/2017	1,140,000	1,216,779
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	250,000	268,195
		21,966,673
North Carolina - 1.45%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	680,658
City of Winston-Salem NC Water & Sewer System Revenue
4.000%, 06/01/2016	350,000	359,835
		1,040,493
Ohio - 3.23%
City of Cincinnati, OH Water System Revenue
5.000%, 12/01/2018	150,000	158,575
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	500,000	576,515
5.250%, 01/01/2029	1,250,000	1,351,725
State of Ohio
5.000%, 01/01/2017	225,000	238,257
		2,325,072
Oregon - 0.36%
City of Portland, OR Sewer System Revenue
5.000%, 08/01/2018	250,000	255,950

Pennsylvania - 4.63%
Allegheny County Hospital Development Authority
5.000%, 06/15/2018	290,000	321,166
5.000%, 10/15/2022	850,000	1,001,683
Commonwealth of Pennsylvania
5.000%, 04/01/2017	250,000	267,042
5.000%, 11/01/2020	450,000	492,039
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2022	500,000	519,625
Pennsylvania Housing Finance Agency
4.375%, 10/01/2022	225,000	241,000
Upper St. Clair Township School District
4.000%, 07/15/2017	475,000	489,397
		3,331,952
Texas - 20.23%
Alamo Community College District
4.500%, 08/15/2024	1,000,000	1,069,030
City of Garland, TX
5.000%, 02/15/2028	400,000	450,204
City of Houston, TX
5.000%, 03/01/2028	125,000	144,111
City Public Service Board of San Antonio, TX
5.250%, 02/01/2024	250,000	282,930
County of Harris, TX
4.250%, 08/15/2016	1,000,000	1,038,220
County of Lubbock, TX
4.500%, 02/15/2023	2,200,000	2,315,786
Dallas Area Rapid Transit
5.000%, 12/01/2022	500,000	599,185
5.000%, 12/01/2024	720,000	862,294
Dallas/Fort Worth International Airport
5.000%, 11/01/2026	740,000	858,481
La Joya Independent School District
5.000%, 02/15/2029	1,000,000	1,148,940
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,173,207
North East Independent School District
5.000%, 08/01/2018	250,000	270,620
North Texas Municipal Water District
5.000%, 09/01/2024	2,300,000	2,709,078
State of Texas
4.000%, 08/01/2016	250,000	258,598
Texas State University System
5.000%, 03/15/2021	100,000	115,236
Texas Transportation Commission State Highway Fund
5.000%, 04/01/2019	250,000	267,370
Wylie Independent School District
0.000%, 08/15/2016	1,000,000	994,230
		14,557,520
Virginia - 3.51%
Virginia College Building Authority
4.500%, 09/01/2026	1,025,000	1,093,142

Virginia Housing Development Authority
2.750%, 03/01/2017	200,000	205,934
1.600%, 07/01/2017	150,000	151,461
Virginia Public School Authority
5.000%, 04/15/2017	1,000,000	1,072,190
		2,522,727
Washington - 5.95%
City of Seattle, WA Municipal Light & Power Revenue
5.000%, 02/01/2022	325,000	375,846
City of Seattle, WA Water System Revenue
5.000%, 02/01/2021	365,000	386,360
5.000%, 02/01/2021	285,000	302,926
County of King, WA Sewer Revenue
5.000%, 01/01/2023	750,000	809,318
State of Washington
5.000%, 07/01/2017	1,000,000	1,003,850
5.000%, 02/01/2018	315,000	346,689
4.500%, 01/01/2030	1,000,000	1,053,270
		4,278,259
Wisconsin - 0.47%
City of Milwaukee, WI
5.000%, 05/01/2026	290,000	337,314
Total Municipal Bonds (Cost $70,767,728)		70,851,282
	Shares
Money Market Funds - 0.38%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.010% (a)	270,715	270,715
Total Money Market Funds (Cost $270,715)		270,715

Total Investments (Cost $71,038,443) - 98.84%		71,121,997
Other Assets in Excess of Liabilities - 1.16%		833,087
Total Net Assets - 100.00%		$71,955,084

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at August 31, 2015.

The accompanying notes are an integral part of these schedule of investments

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
August 31, 2015 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.43%
Massachusetts - 2.85%
Massachusetts Health & Education Facilities Authority
5.000%, 07/01/2020	$1,000,000	$1,139,720
Minnesota - 0.99%
Minneapolis - St. Paul Metropolitan Airports Commission
5.000%, 01/01/2026	375,000	395,190
New York - 85.15%
Battery Park City Authority
5.000%, 11/01/2016	475,000	500,797
5.000%, 11/01/2017	375,000	410,119
Briarcliff Manor Union Free School District
5.000%, 11/15/2017	200,000	218,234
City of New York, NY
5.000%, 08/01/2026	1,000,000	1,199,770
County of Erie, NY
5.000%, 09/15/2022	120,000	142,127
County of Orange, NY
2.000%, 08/15/2016	1,170,000	1,189,083
County of Westchester, NY
3.000%, 06/01/2016	400,000	408,268
4.000%, 07/01/2022	5,000	5,638
4.000%, 07/01/2022	190,000	213,361
Erie County Fiscal Stability Authority
5.000%, 05/15/2021	225,000	260,604
5.000%, 12/01/2024	1,000,000	1,185,580
Housing Development Corp.
0.950%, 11/01/2017	1,225,000	1,223,689
1.150%, 11/01/2017	130,000	130,416
1.200%, 11/01/2017	250,000	250,328
Mattituck-Cutchogue Union Free School District
2.000%, 06/15/2016	320,000	323,747
Metropolitan Transportation Authority
5.000%, 11/15/2023	675,000	816,642
5.000%, 11/15/2025	500,000	588,895
5.000%, 11/15/2026	750,000	790,043
5.000%, 11/15/2028	610,000	660,032
Nassau County Interim Finance Authority
4.000%, 11/15/2016	500,000	522,080
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2024	575,000	608,649
5.000%, 07/15/2030	1,120,000	1,310,042
New York City Transitional Finance Authority Future Tax Secured Revenue
4.000%, 08/01/2017	200,000	212,822
New York City Trust of Cultural Resources
4.000%, 08/01/2017	450,000	478,759

5.000%, 04/01/2026	750,000	839,970
New York Local Government Assistance Corp.
5.000%, 04/01/2017	100,000	107,046
5.000%, 04/01/2017	285,000	305,035
5.000%, 04/01/2019	1,000,000	1,068,990
New York State Dormitory Authority
5.000%, 07/01/2016	370,000	384,049
5.750%, 07/01/2016	200,000	209,192
4.000%, 07/01/2017	275,000	291,244
5.000%, 07/01/2020	250,000	264,903
5.000%, 07/01/2021	300,000	311,826
5.000%, 10/01/2022	525,000	617,736
5.000%, 08/15/2024	150,000	174,023
5.000%, 07/01/2032	750,000	794,707
New York State Environmental Facilities Corp.
5.000%, 06/15/2021	380,000	393,992
5.000%, 12/15/2021	500,000	506,795
New York State Housing Finance Agency
0.650%, 11/01/2016	175,000	174,797
New York State Thruway Authority
5.000%, 04/01/2016	190,000	190,728
5.000%, 04/01/2017	500,000	534,985
5.000%, 04/01/2018	625,000	627,394
5.000%, 01/01/2024	1,155,000	1,345,032
New York State Urban Development Corp.
5.000%, 12/15/2018	200,000	211,736
5.000%, 12/15/2022	850,000	931,625
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,093,460
5.000%, 07/15/2023	150,000	152,654
5.000%, 11/15/2026	200,000	217,912
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	500,000	607,695
5.000%, 10/15/2028	1,000,000	1,198,150
State of New York
5.000%, 03/15/2018	890,000	984,269
State of New York Mortgage Agency
1.050%, 04/01/2017	230,000	230,936
Suffolk County Water Authority
5.000%, 06/01/2023	450,000	532,926
The New York Power Authority
5.000%, 11/15/2017	225,000	246,238
5.000%, 11/15/2018	125,000	126,203
Town of Huntington, NY
2.125%, 12/01/2016	470,000	480,410
4.000%, 11/15/2017	200,000	214,382
Town of North Hempstead, NY
4.000%, 02/01/2017	150,000	157,438
4.000%, 02/01/2024	760,000	864,766
Town of Southampton, NY
3.000%, 03/15/2018	975,000	1,030,448

Triborough Bridge & Tunnel Authority
5.000%, 11/15/2016	725,000	765,238
Utility Debt Securitization Authority
5.000%, 12/15/2018	1,000,000	1,058,420
Village of Bronxville, NY
4.000%, 06/01/2017	115,000	121,857
		34,018,932
Ohio - 2.72%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	360,000	415,091
State of Ohio
5.000%, 01/01/2022	600,000	671,226
		1,086,317
Pennsylvania - 2.29%
Pennsylvania Economic Development Financing Authority
5.000%, 02/01/2025	775,000	916,670
Texas - 4.43%
Cypress-Fairbanks Independent School District
5.000%, 02/15/2027	1,000,000	1,188,520
Dallas/Fort Worth International Airport
5.000%, 11/01/2026	500,000	580,055
		1,768,575
Total Municipal Bonds (Cost $39,186,714)		39,325,404
	Shares
Money Market Funds - 0.84%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.010% (a)	334,989	334,989
Total Money Market Funds (Cost $334,989)		334,989

Total Investments (Cost $39,521,703) - 99.27%		39,660,393
Other Assets in Excess of Liabilities - 0.73%		290,659
Total Net Assets - 100.00%		$39,951,052

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2015.

The accompanying notes are an integral part of these schedule of investments

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

	Core Taxable Bond Fund	Equity Alloction Fund	Intermediate Tax Exempt National Bond Fund	Intermediate Tax Exempt New York Bond Fund
Cost of investments	$77,846,640	$58,716,704	$71,038,443	$39,521,703
Gross unrealized appreciation - Investments	243,524	2,214,752	230,065	194,043
Gross unrealized depreciation - Investments	(736,505)	(3,857,496)	(146,511)	(55,353)
Net unrealized appreciation	$(492,981)	$(1,642,744)	$83,554	$138,690

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For previous fiscal year's federal income tax information, please refer to the Notes to Finacial Statements section of the Funds' most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds discussed in this Semi- Annual Report (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, the Rockefeller Core Taxable Bond Fund, and the Rockefeller Intermediate Tax Exempt National Bond Fund, and each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The Rockefeller Intermediate Tax Exempt New York Bond Fund represents a distinct, non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by the Adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Municipal bonds are priced by a Pricing Service.  The fair value of municipal bonds is generally evaluated in a manner similar to asset-based securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Notes/Bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government Notes/Bonds are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Issues are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government Issues.  Mortgage pass-throughs include to-be-announced ("TBA") securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of August 31, 2015.

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Certificates of Deposit	$-	$1,557,982	$-	$1,557,982
Corporate Bonds	-	26,933,931	-	26,933,931
Municipal Bonds	-	17,201,551	-	17,201,551
U.S. Government Agency Issues	-	5,557,388	-	5,557,388
U.S. Government Notes/Bonds	-	11,134,648	-	11,134,648
Total Fixed Income Securities	-	62,385,500	-	62,385,500
Exchange-Traded Funds	14,257,593	-	-	14,257,593
Money Market Funds	710,566	-	-	710,566
Total Investments in Securities	$14,968,159	$62,385,500	$-	$77,353,659

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$35,278,559	$14,997,701	$-	$50,276,260
Exchange-Traded Funds	41,606	-	-	41,606
Preferred Stock	-	521,296	-	521,296
Real Estate Investment Trusts	503,786	-	-	503,786
Total Equity Securities	35,823,951	15,518,997	-	51,342,948
Mutual Funds	3,170,182	-	-	3,170,182
Money Market Funds	2,560,830	-	-	2,560,830
Total Investments in Securities	$41,554,963	$15,518,997	$-	$57,073,960

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$70,851,282	$-	$70,851,282
Total Fixed Income Securities	-	70,851,282	-	70,851,282
Money Market Funds	270,715	-	-	270,715
Total Investments in Securities	$270,715	$70,851,282	$-	$71,121,997

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$39,325,404	$-	$39,325,404
Total Fixed Income Securities	-	39,325,404	-	39,325,404
Money Market Funds	334,989	-	-	334,989
Total Investments in Securities	$334,989	$39,325,404	$-	$39,660,393

The Funds recognize transfers between levels as of the end of the fiscal period. There were no transfers as of August 31, 2015.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Funds' NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, the Funds will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Funds' NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Funds' portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds hold no Level 3 securities during the year ended August 31, 2015.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The Funds did not hold derivative instruments during the period ended August 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
                                        John Buckel, President

Date  10/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                        John Buckel, President

Date  10/26/2015

By (Signature and Title)* /s/ Jennifer Lima
                                         Jennifer Lima, Treasurer

Date  10/26/2015

* Print the name and title of each signing officer under his or her signature.